CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of total managed capital structure of the Trust

As at December 31,	2020	2019
Unsecured debentures, net	$1,643,175	$648,392
Unsecured term loans, net	534,947	538,602
Cross currency interest rate swaps, net (1)	85,588	30,365
Total debt	2,263,710	1,217,359
Stapled unitholders’ equity	3,920,069	3,146,143
Total managed capital	$6,183,779	$4,363,502

(1)	Balance is net of the cross currency interest rate swap asset (note 8(b)).